Financial Risk, Management and Objectives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of risk management strategy related to hedge accounting [line items]
Liabilities	$ 186	$ 425
Concentration Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of physical gold bullion that constitutes total equity	99.90%	99.80%
Liquidity Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Number of days for advance notice required	15 days
Canada | Currency Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Liabilities	$ 91	$ 317
Scenario Member | Other Price Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage increase in market value of gold	1.00%
Percentage decrease in market value of gold	1.00%
Increase (decrease) in equity	$ 48,900	$ 24,600
Scenario Member | Canada
Disclosure of risk management strategy related to hedge accounting [line items]
Percent change in the exchange rate between the Canadian and U.S. Dollars	1.00%